Exhibit 99.20

ATR QM Data Fields
Loans in Report: 1

Loan Number	Alt Loan Number	Customer Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	XXXXXXXXXX	0004	QM: Safe Harbor	No	Yes
1